Principal Group Companies - Summary of Information of Associates (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [line items]
Ownership Interest in subsidiary	100.00%
USL Benefit Trust [member]
Disclosure of subsidiaries [line items]
Ownership Interest in subsidiary	2.38%